Income taxes - Expense composition (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current income tax expense
For current reporting year	$ 82	$ 58	$ 26
Adjustments recognized in the current period for income tax of prior periods	1	(10)	2
Total	83	48	28
Deferred income tax expense (recovery)
Arising from the origination and reversal of temporary differences	(15)	(3)	3
Adjustments recognized in the current period for income tax of prior periods	(4)	3	(5)
Total	(19)	0	(2)
Income tax expense per consolidated statements of income and other comprehensive income	$ 64	$ 48	$ 26